Goodwill and Other Intangibles - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets, Total	$ 25	$ 24